Impairment (Tables)	12 Months Ended
Dec. 31, 2021
Impairment
Schedule of impairment losses reversals

Schedule of impairment losses reversals

(Losses) / reversals	2021	2020	2019
Property, plant and equipment	3,414	(7,342)	(2,882)
Intangible assets	1	(12)	(1)
Assets classified as held for sale	(225)	15	35
Impairment (losses) / reversals	3,190	(7,339)	(2,848)
Investments	383	(514)	(4)
Net effect within the statement of income	3,573	(7,853)	(2,852)
Losses	(654)	(15,680)	(3,662)
Reversals	4,227	7,827	810

Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income1

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2021
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	item (a1)
Oil and gas production and drilling equipment in Brazil	250	-	(250)	E&P	item (b1)
Second refining unit in RNEST	404	767	359	RT&M	item (c1)
Others			(67)	Several
			3,415
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P	item (a2)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P	item (b2)
Second refining unit in RNEST	410	388	(22)	RT&M	item (c2)
Comperj	266	526	260	RT&M	item (d1)
Corporate facilities	152	−	(161)	Corporate, others	item (e)
Others			2	Several
			(7,354)

					2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	(1,859)	E&P	item (a3)
Oil and gas production and drilling equipment in Brazil	314	−	(307)	E&P	item (b3)
Second refining unit of RNEST	1,043	498	(534)	RT&M	item (c3)
Comperj	330	117	(209)	RT&M	item (d2)
Transpetro’s fleet of vessels	1,347	1,453	103	RT&M	item (f)
Fertilizer plant - UFN III	204	−	(200)	RT&M	item (g)
Oil and gas production and drilling equipment abroad	343	15	(333)	E&P	item (h)
Others	33	−	(67)	Several
			(3,406)
(*)	It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.

Schedule of Cash Flow Projections Used To Measure the Value in Use of CGUs

2021-2025 Strategic Plan (*)	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08
(*)	In the impairment testing in the third quarter, projected average Brent prices were US$ 69.40 for 2021 and US$ 69.20 for 2022, kept constant for the other years.

At December 31, 2020, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76

Post-tax discount rates, excluding inflation, applied in the tests were:

Post-tax discount rates, excluding inflation, applied in the tests were:

Activity	12.31.2021	12.31.2020
Producing properties relating to oil and gas activities in Brazil	6.4% p.a.	7.1% p.a.
RT&M in Brazil	5.5% p.a.	6.1% p.a.
RT&M in Brazil – postponed projects	6.2% p.a.	7.4% p.a.
Gas logistics	5.4% p.a.	6.4% p.a.
Transport in Brazil	4.9% p.a.	5.4% p.a.

The following table presents significant impairment reversals for 2021:

The following table presents significant impairment reversals for 2021:

CGU	Basin	Area	Impairment reversals	Carrying amount after impairment
Roncador	Campos basin	Post-Salt	860	7,075
North	Campos basin	Post-Salt	714	4,861
Carmópolis	Sergipe basin	Onshore and shallow-water	611	840
Berbigão-Sururu	Santos basin	Pre-Salt	388	3,072
Albacora Leste	Campos basin	Post-Salt	369	1,502
Marlim Leste	Campos basin	Post-Salt	48	2,435
Papa-Terra	Campos basin	Post-Salt	41	39
Uruguá	Santos basin	Post-Salt	35	82
Marlim Sul	Campos basin	Post-Salt	32	5,002
Others (*)	Several	Several	275	2,023
Total			3,373	26,931

(*)	It comprises 39 CGUs.

Summary of Assets and CGU Most Sensitive to Future Impairment Losses

The analysis presented below considers CGUs with estimated impairment losses or reversals if there was a 10% reduction or increase in their recoverable amounts, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	178	196	18
Second refining unit of RNEST	RT&M	769	690	79
Itaboraí utilities	G&P	763	686	77
		1,710	1,572	174

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	178	196	18
Second refining unit of RNEST	RT&M	769	844	75
Itaboraí utilities	G&P	763	839	76
		1,710	1,879	169
(*)	When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment

				2021
Thermoelectric power plants	91	12	(79)	G&E
Investment in Breitener	107	44	(67)	G&E
Oil and gas production and drilling equipment in Brazil	47	-	(46)	E&P
Refineries and associated logistics assets	255	218	(37)	RT&M
Others			5
Total			(224)

				2020
Producing properties relating to oil and gas activities	−	279	67	E&P
Cartola and Ataulfo Alves vessels	80	19	(62)	RT&M
Others			10
Total			15
				2019
Producing properties - Pampo and Enchova fields	328	808	494	E&P
Producing properties - Frade field	19	105	84	E&P
Producing properties - Maromba field	−	68	67	E&P
PO&G BV	444	354	(89)	E&P
Others	592	468	(521)	Several
Total			35

(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.